UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Noble Partners, L.P.
Address:  265 Franklin St.
          21st Floor
          Boston, MA 02110

13 File Number: 028-11605

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      George L. Noble
Title:     President, Peak Asset Mgt. Inc., General Partner, Noble Partners, LP
Phone:     617-646-6540
Signature, Place and Date of Signing:

    George L. Noble, Boston MA 02110, July 31, 2006

    _______________________________________________
Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    42814



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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ENCANA CORP                    COM              292505104      211     4000 SH       SOLE                   4000        0        0
D ACERGY S.A. SPONS ADR          ADRS STOCKS      00443E104     1913   125000 SH       SOLE                 125000        0        0
D AMERCO  COM STK                COM              023586100      201     2000 SH       SOLE                   2000        0        0
D ARCH COAL INC  COM STK         COM              039380100    10847   256000 SH       SOLE                 256000        0        0
D ARIES MARITIME TRANSPORT LTD C COM              G0474B105      343    32200 SH       SOLE                  32200        0        0
D ASHFORD HOSPITALITY TRUST INC  REITS/RICS       044103109      442    35000 SH       SOLE                  35000        0        0
D AURORA OIL & GAS COR P COM STK COM              052036100      800   200000 SH       SOLE                 200000        0        0
D BIOSPHERE MED INC  COM STK     COM              09066V103      318    50000 SH       SOLE                  50000        0        0
D BUCA INC  COM STK              COM              117769109      141    25000 SH       SOLE                  25000        0        0
D CENTURY ALUM CO  COM STK       COM              156431108     1381    38700 SH       SOLE                  38700        0        0
D COMPANIA DE MINAS BU ENAVENTUR ADRS STOCKS      204448104      546    20000 SH       SOLE                  20000        0        0
D EUROZINC MINING CORP COM       COM              298804105      381   158000 SH       SOLE                 158000        0        0
D GAMMON LAKE RES                COM              364915108     4443   322200 SH       SOLE                 322200        0        0
D GREY WOLF INC  COM STK         COM              397888108      154    20000 SH       SOLE                  20000        0        0
D INGERSOLL RAND CO-A            COM              G4776G101     2139    50000 SH       SOLE                  50000        0        0
D MIRAMAR MNG CORP CAD  COM      COM              60466E100      129    35000 SH       SOLE                  35000        0        0
D MOUNTAIN PROVINCE DIAMONDS INC COM              62426E402       75    22800 SH       SOLE                  22800        0        0
D PATTERSON-UTI ENERGY  INC (EX  COM              703481101      283    10000 SH       SOLE                  10000        0        0
D PETROLEO BRASIL ADR            ADRS STOCKS      71654V408     1340    15000 SH       SOLE                  15000        0        0
D PETROLEUM GEO-SERVIC ES ASA AD ADRS STOCKS      716599105     2592    41300 SH       SOLE                  41300        0        0
D PHELPS DODGE CORP  COM STK     COM              717265102    11502   140000 SH       SOLE                 140000        0        0
D SAXON ENERGY SVC               COM              805566106       88    23200 SH       SOLE                  23200        0        0
D SHIP FINANCE INTL              COM              G81075106     1776   102600 SH       SOLE                 102600        0        0
D SIFY LTD  ADR                  ADRS STOCKS      82655M107      348    34875 SH       SOLE                  34875        0        0
D VICEROY EXPLORTN LTD           COM              925621104      421    56000 SH       SOLE                  56000        0        0
S REPORT SUMMARY                 25 DATA RECORDS               42814        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED